Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of finance income and expenses [Abstract]
Schedule of Financing Income

Finance Income:	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars

Interest from Short-term bank deposits	408	99	845	131
Interest Income of debentures held for trading	3,757	4,222	4,321	1,209
Other interest	121	-	-	39
Changes in fair value of financial assets at fair values	19,464	6,115	14,972	6,258
Dividends	5,207	750	389	1,674
Income from forward transaction	-	162	439	-
Total finance income	28,957	11,348	20,966	9,311

Schedule of Financing Expenses

Finance expenses:	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars

Foreign currency differences	1,174	560	2,121	377
Expenses from forward transaction	17,867	-	-	5,745
Bank fees	409	312	330	132
Portfolio management fees	950	283	500	305
Other	92	98	65	30
Total finance expenses	20,492	1,253	3,016	6,589